Deferred Revenues - Summary of Deferred Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deferred Revenue [line items]
Balance at end of last year	¥ 1,829	¥ 2,274
Amortization of installation fees	(90)	(138)
Amortization of government grants	(284)	(307)
Balance at end of year	1,455	1,829
Current portion	358	375
Non-current portion	¥ 1,097	¥ 1,454